Promissory Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Schedule of Short-term Debt [Table Text Block]
	April 30, 2014	January 31, 2014

Promissory notes, accruing interest at 6% per annum payable at maturity, maturing one year from the date of issuance. The notes are collateralized by a priority general security agreement ranked pari passu to Kalamalka security agreement (Note 8(i)) over all of the present and future assets of the company (i)	$1,033,787	$-

Promissory note bearing interest at 10% per annum payable at maturity, unsecured, matured on February 1, 2014(ii)	75,000	75,000

Promissory note in the principal amount of $309,062, non-interest bearing, unsecured, repayable in five equal semi-monthly instalments of $41,667 plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The one-time interest charge of 15%, or $37,500 is convertible at maturity, at the option of the holder, into shares of common stock of the Company at a price of $0.10 per share (iii)	184,062	309,062

Promissory note in the principal amount of CDN$6,875, non-interest bearing, repayable in equal instalments of CDN$3,125 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty. The final CDN$3,750, representing a 15% original issue discount (“OID”) is repayable upon the company reporting net income from operations in a single month (iv)	6,274	14,668

Promissory note in the principal amount of CDN$38,334, non-interest bearing, repayable in equal instalments of CDN$9,583 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty (v)	34,985	43,250

Promissory note in the principal amount of CDN$51,078, non-interest bearing, repayable in equal instalments of CDN$9,583 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty (vi)	46,615	-
Less: debt discounts	(24,438)	(44,558)
	1,356,285	397,422
Less: current portion	(1,356,285)	(397,422)
	$-	$-

	2014	2013

Promissory note bearing interest at 10% per annum payable at maturity, unsecured, maturing on February 1, 2014(i)	$75,000	$-

Promissory note in the principal amount of $309,062, non- interest bearing, unsecured, repayable in five equal semi- monthly instalments of $41,667 plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The one-time interest charge of 15% or $37,500 is convertible at maturity, at the option of the holder, into shares of common stock of the Company at a price of $0.10 per share (iii)	309,062
		-
Promissory note in the principal amount of CDN$16,250, non-interest bearing, repayable in equal instalments of CDN$3,125 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty. The final CDN$3,750, representing a 15% original issue discount (“OID”) is repayable upon the company reporting net income from operations in a single month (iv)	14,668	-

Promissory note in the principal amount of CDN$47,917, non-interest bearing, repayable in equal instalments of CDN$9,583 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty (v)	43,250	-
Less: debt discounts	(44,558)	-
	397,422	-
Less: current portion	(397,422)	-
	$-	$-